      As filed with the Securities and Exchange Commission on January 16, 2007
                                             1933 Act Registration No. 33-70742
                                            1940 Act Registration No. 811-08090
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 23 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 25 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46801
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esq.
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                          Robert A. Robertson, Esq.
                                  Dechert LLP
                              4675 MacArthur Court
                                   Suite 1400
                            Newport Beach, CA 92660

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on May 1, 2006, pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on _______________ pursuant to paragraph (a)(1)
/x/  75 days after filing pursuant to paragraph (a)(2)
/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                Lincoln Variable Insurance Products Trust

                     LVIP Cohen & Steers Global Real Estate Fund
                     Lincoln Target Maturity Profile Funds:
                     LVIP Wilshire 2010 Profile Fund
                     LVIP Wilshire 2020 Profile Fund
                     LVIP Wilshire 2030 Profile Fund
                     LVIP Wilshire 2040 Profile Fund


                Standard Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802
                Prospectus [ ], 2007



Each fund is one of the Lincoln National Funds (funds) that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.


                                                                             A-1

Fund Overview-LVIP Cohen & Steers Global Real Estate Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP Cohen & Steers Global Real Estate Fund
(fund) is total return through a combination of current income and long-term capital appreciation.

The fund pursues its objective by investing primarily in equity securities of companies in the real estate industry located throughout the world, including Real Estate Investment Trusts (REITs) and other publicly traded real estate companies. The fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

The sub-adviser adheres to an integrated, bottom-up, relative value investment process to achieve the total return objective. A proprietary valuation model ranks global securities on price-to-net asset value (NAV), which the sub-adviser believes is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their NAV estimates. The company research process includes an evaluation of management, strategy, property quality, financial strength and corporate structure. In addition to the NAV model, portfolio managers may use secondary valuation tools including cash flow multiple/growth or discounted cash flow models. Judgments with respect to risk control, diversification, liquidity and other factors overlay the model's output and drive the portfolio managers' investment decision.

Under normal circumstances, at least 80% of the fund's assets will be invested in equity securities of companies in the real estate industry, including REITs and domestic and foreign real estate companies. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The fund does not intend to engage in active and frequent trading of its portfolio securities in order to achieve its investment objective. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund may also use other investment strategies, to a lesser degree, to pursue its investment objective. The fund's SAI describes these other investment strategies and the risks involved.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Jefferson Pilot Investment Advisory Corporation (JPIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Cohen & Steers Capital Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks and other securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's investments and, therefore, the value of the fund's shares held under your contract to fluctuate.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions.

Investing in foreign equity securities and debt obligations involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency. As a general matter, risk of loss is typically higher for issuers located in emerging markets.


A-2

How has the fund performed?

The fund commenced operations on May 1, 2007. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.



Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                              N/A
 Deferred Sales Charge (Load)                                                          N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                           N/A
 Redemption Fee                                                                        N/A
 Exchange Fee                                                                          N/A
 Account Maintenance Fee                                                               N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                         0.95%
 Distribution and/or Service (12b-1) fees                                              None
 Other Expenses1                                                                        0.14%
 Total Annual Fund Operating Expenses                                                   1.09%
 Less Fee Waiver and Expense Reimbursement2,3                                           0.24%
 Net Expenses                                                                           0.85%

1 Other Expenses have been estimated for the current fiscal year.

2 Jefferson Pilot Investment Advisory Corporation (JPIA) has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.85% of average daily net assets. The Agreement will continue at least through April 30, 2008, and will renew automatically for one-year terms unless JPIA provides written notice of termination to the fund.

3 Effective May 1, 2007, JPIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.22% of the first $250,000,000 of average net assets of the fund and 0.32% of the excess over $250,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2008, and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year        3 years
--------      --------
  $           $


                                                                             A-3

Performance of Comparable Accounts

When a new fund is added to the Lincoln Variable Insurance Products Trust, such as the LVIP Cohen & Steers Global Real Estate Fund, comparable account presentation is generally shown in the prospectus for two years. Performance of comparable accounts shows you how a substantially similar account (or composite of substantially similar accounts), managed by the applicable sub-adviser, has performed in the past over a longer period of time. It does not show you how the fund has performed or will perform.

When showing comparable performance using a composite, the sub-adviser generally includes all of its accounts with substantially similar goals and policies. Performance information has been provided by the applicable sub-adviser and is not within the control of and has not been independently verified by Lincoln Life or JPIA.

All composite results are asset weighted and calculated monthly. Quarterly and annual composite performance figures are computed by linking monthly returns. Performance figures for each account are calculated monthly. Monthly market values include income accruals.

The overall performance of, and sales loads charged by, the mutual funds and their expenses reflected in each presentation, other than those funds sponsored by the respective fund sub-advisers (non-proprietary funds), have been provided by the sponsors or administrators for such funds and are not within the control of and have not been independently verified by the fund sub-adviser, Lincoln Life or JPIA.

The following chart does not show you the performance of the LVIP Cohen & Steers Global Real Estate Fund - it shows the performance of similar accounts managed by Cohen & Steers.

The chart shows the historical performance of the Cohen & Steers Composite. The accounts in the composite have investment objectives, policies, and strategies that are substantially similar to those of the LVIP Cohen & Steers Global Real Estate Fund.

The performance shows the historical track record of the sub-adviser and is not intended to imply how the LVIP Cohen & Steers Global Real Estate Fund has performed or will perform. Total returns represent past performance of the composite and not the LVIP Cohen & Steers Global Real Estate Fund. Variable insurance, separate account and contract charges are not reflected in the composite. If such charges were reflected, the performance shown would be lower.



                                                     For periods ended
                                                          12/31/06
                                                   ----------------------
                                                    1 year        3 years
                                                   --------      --------
                   Cohen & Steers Composite        47.54%        33.31%
  FTSE EPRA/NAREIT Global Real Estate Index        42.33%        31.33%
          S&P/Citi BMI World Property Index        40.27%        30.05%

Any applicable footnotes

A-4

Fund Overview -
Lincoln Target Maturity Profile Funds:
LVIP Wilshire 2010 Profile Fund
LVIP Wilshire 2020 Profile Fund
LVIP Wilshire 2030 Profile Fund
LVIP Wilshire 2040 Profile Fund

What are the funds' goals and main investment strategies?

Each Target Maturity Profile Fund operates under a fund of funds structure. Each Target Maturity Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity and fixed income securities. The Target Maturity Profile Funds are designed for investors planning to retire close to the year indicated in the name of the Fund. Each Target Maturity Profile Fund invests to an asset allocation between stocks (equity) and bonds (fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, each Target Maturity Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. This increases the risk that a fund's value could decrease because of poor performance of a single investment or a small number of investments.


As a matter of investment policy, the following is the expected asset allocation between stocks and bonds as of ______________:




Fund                            Investment Objective
--------------------      -------------------------------
LVIP Wilshire 2010        The highest total return over
Profile Fund              time consistent with an
                          emphasis on both capital
                          growth and income.
LVIP Wilshire 2020        The highest total return over
Profile Fund              time consistent with an
                          emphasis on both capital
                          growth and income.
LVIP Wilshire 2030        The highest total return over
Profile Fund              time consistent with an
                          emphasis on both capital
                          growth and income.
LVIP Wilshire 2040        The highest total return over
Profile Fund              time consistent with an
                          emphasis on both capital
                          growth and income.



Fund                                          Current target allocation
--------------------      ----------------------------------------------------------------
LVIP Wilshire 2010        Short-term fixed income [ ] %, Fixed Income [ ] %, Stocks [ ] %
Profile Fund
LVIP Wilshire 2020        Short-term fixed income [ ] %, Fixed Income [ ] %, Stocks [ ] %
Profile Fund
LVIP Wilshire 2030        Short-term fixed income [ ] %, Fixed Income [ ] %, Stocks [ ] %
Profile Fund
LVIP Wilshire 2040        Short-term fixed income [ ] %, Fixed Income [ ] %, Stocks [ ] %
Profile Fund

Each Target Maturity Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in each Target Maturity Profile Fund's current target allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in each Target Maturity Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds in each Target Maturity Profile Fund to the current target allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

The Target Maturity Profile F unds also use other investment strategies, to a lesser degree, to pursue their investment objectives. The funds' Statement of Additional Information (SAI) describes these other investment strategies and the risks involved.

Each Target Maturity Profile F und will invest in underlying funds that are funds in the Lincoln Variable Insurance Products Trust, the Delaware VIP Trust or the Jefferson Pilot Variable Fund, Inc., which invest directly in equity and fixed income securities. Each Target


                                                                             A-5

Maturity Profile F und may also invest in the Delaware Inflation Protected Bond Fund (Delaware TIPS Fund), which invests directly in fixed income securities. Delaware Management Company (DMC) is the investment adviser for the Delaware VIP Trust and the Delaware TIPS Fund. Jefferson Pilot Investment Advisory Corporation (JPIA) is the investment adviser for the Lincoln Variable Insurance Products Trust (which includes the Lincoln Target Maturity Profile Funds). DMC, JPIA and Lincoln Life are each indirect wholly-owned subsidiaries of Lincoln National Corporation. Each Target Maturity Profile Fund operates its "fund of funds" structure in reliance on an SEC exemptive rule. The rule generally permits a fund to invest in other affiliated mutual funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers. In addition to investments that the rule permits, the Target Maturity Profile Funds have filed an application with the SEC to permit the Funds to invest in a broader range of portfolio investments.

Jefferson Pilot Investment Advisory Corporation (JPIA) serves as the investment adviser to each Target Maturity Profile Fund. Wilshire Associates Incorporated, each Target Maturity Profile Fund's sub-adviser, manages the day-to-day investment activities of the Funds. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the funds?

By investing in a fund, you assume the same types of risks, either directly or indirectly, as investing in equity funds and fixed-income funds. For assets allocated to equity, the primary risk is that the value of the U.S. and foreign stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

For assets allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (junk bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Because the Target Maturity Profile Funds invest in the shares of the underlying funds, the Funds indirectly invest in the same investments as listed for the various underlying funds. For a more detailed description of the various types of instruments in which the underlying funds may invest and their associated risk, please refer to each of the underlying fund's prospectus and SAI.


How have the funds performed?

The Target Maturity Profile Funds commenced operations on May 1, 2007. Once the Funds have at least one calendar year of performance a bar chart and performance table will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how it will perform in the future.

A-6

Estimated Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell Standard Class shares of the funds. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.



                                                                   LVIP Wilshire 2010
                                                                      Profile Fund
                                                                  --------------------
Shareholder Fees (fees paid by the investor directly) ......
Sales Charge (Load) Imposed on Purchases ...................              N/A
Deferred Sales Charge (Load) ...............................              N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends ....................................              N/A
Redemption Fee .............................................              N/A
Exchange Fee ...............................................              N/A
Account Maintenance Fee ....................................              N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets) ................................
Management Fee .............................................               0.25%
Distribution and/or Service (12b-1 fees) ...................             None
Other Expenses1 ............................................               0.05%
Acquired Fund Fees and Expenses2 ...........................               0.00%
Total Annual Fund Operating Expenses .......................               0.30%
Less Fee Waiver and Expense Reimbursement3 .................              (0.05%)
Net Expenses ...............................................               0.25%



                                                                   LVIP Wilshire 2020        LVIP Wilshire 2030
                                                                      Profile Fund              Profile Fund
                                                                  --------------------      --------------------
Shareholder Fees (fees paid by the investor directly) ......
Sales Charge (Load) Imposed on Purchases ...................              N/A                       N/A
Deferred Sales Charge (Load) ...............................              N/A                       N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends ....................................              N/A                       N/A
Redemption Fee .............................................              N/A                       N/A
Exchange Fee ...............................................              N/A                       N/A
Account Maintenance Fee ....................................              N/A                       N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets) ................................
Management Fee .............................................               0.25%                     0.25%
Distribution and/or Service (12b-1 fees) ...................             None                      None
Other Expenses1 ............................................               0.05%                     0.05%
Acquired Fund Fees and Expenses2 ...........................               0.00%                     0.00%
Total Annual Fund Operating Expenses .......................               0.30%                     0.30%
Less Fee Waiver and Expense Reimbursement3 .................              (0.05%)                   (0.05%)
Net Expenses ...............................................               0.25%                     0.25%



                                                                   LVIP Wilshire 2040
                                                                      Profile Fund
                                                                  -------------------
Shareholder Fees (fees paid by the investor directly) ......
Sales Charge (Load) Imposed on Purchases ...................             N/A
Deferred Sales Charge (Load) ...............................             N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends ....................................             N/A
Redemption Fee .............................................             N/A
Exchange Fee ...............................................             N/A
Account Maintenance Fee ....................................             N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets) ................................
Management Fee .............................................              0.25%
Distribution and/or Service (12b-1 fees) ...................             None
Other Expenses1 ............................................              0.05%
Acquired Fund Fees and Expenses2 ...........................              0.00%
Total Annual Fund Operating Expenses .......................              0.30%
Less Fee Waiver and Expense Reimbursement3 .................             (0.05%)
Net Expenses ...............................................              0.25%

1 Other Expenses have been estimated for the curent fiscal year.

2 In addition to the Total Annual Fund Operating Expenses that the Funds bear directly, the Target Maturity Profile Funds also bear their portion of the fees and expenses of the underlying funds in which they invest. The "Acquired Fund Fees and Expenses" in the chart are based on the 2006 fees and expenses of the underlying funds in which the Target Maturity Profile Funds expect to be invested. The Acquired Underlying Fund Fees and Expenses are, therefore, based on estimated amounts for the current fiscal year. Each Target Maturity Profile Fund's expense ratio will vary based on the actual allocations to the underlying funds that occurred through the year.

3 Lincoln Life has contractually agreed to reimburse each Fund's Standard Class to the extent that the Fund's Total Annual Fund Operating Expenses
  (excluding underlying fund fees and expenses) exceed 0.25% of average daily net assets. The Agreement will continue at least through April 30, 2008, and will renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the fund.


The following examples help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the Target Maturity Profile Funds and the underlying funds for the one-year contractual period and the total operating expenses without expense waivers for the Target Maturity Profile Funds and the underlying funds for the years two through three. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



                                          1 year        3 years
                                         --------      --------
  LVIP Wilshire 2010 Profile Fund        $             $
  LVIP Wilshire 2020 Profile Fund        $             $
  LVIP Wilshire 2030 Profile Fund        $             $
  LVIP Wilshire 2040 Profile Fund        $             $

                                                                             A-7

Management of the Funds
The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.

Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC to permit a fund's investment adviser to enter into and materially amend a sub-advisory agreement with a sub-adviser without shareholder approval. The relief applies to, among other situations, the replacement of a sub-adviser whose sub-advisory agreement has terminated as a result of an "assignment" of the agreement. The relief also permits a fund to employ two or more sub-advisers at the same time. Under the exemptive order, the funds' board of trustees continues to approve the fund entering into or renewing any sub-advisory agreement.

Investment Adviser and Sub-Advisers: Jefferson Pilot Investment Advisory Corporation (JPIA), a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation, is the investment adviser for the funds. JPIA's address is One Granite Place, Concord, NH 03301. JPIA is referred to in this prospectus as the adviser, unless otherwise indicated.

JPIA provides supervisory investment advice, which involves recommending, evaluating, monitoring, and overseeing the activities of the sub-advisers. The adviser also reviews the practices of broker-dealers selected by the sub-advisers. The funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. The sub-adviser to a fund is paid out of the fees paid to the adviser.

The following chart lists each fund's investment adviser, sub-adviser, and portfolio manager. The funds' SAI provides additional information about the portolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.



Fund                                   Investment Adviser, Sub-Adviser and Portfolio Manager(s)
=================================      =========================================================================================
LVIP Cohen & Steers Global Real        Adviser: JPIA
Estate Fund
                                       Sub-Adviser: Cohen & Steers Capital Management ("CNS"), 280 Park Avenue, New York, New
                                       York 10017. CNS was founded in 1986 as the first U.S. investment advisor to focus on real
                                       estate securities, and has been registered with the SEC since August 6, 1986. Today, CNS is
                                       recognized as a market leader in terms of performance, assets under management, range of real estate strategies offered and experience and size of investment team.

                                       Portfolio Manager: Joseph Harvey, president, is global chief investment officer and portfolio
                                       manager with 19 years of experience. Prior to joining the firm in 1992, Mr. Harvey was a vice
                                       president with Robert A. Stanger Co. for five years, where he was an analyst specializing in
                                       real estate and related securities for the firm's research and consulting activities.
                                       Mr. Harvey
                                       has a BSE degree from Princeton University. David Oakes, CFA, is the fund's co-manager with
                                       eight years experience. Prior to joining the firm in 2002, Mr. Oakes was a sell-side analyst in
                                       global investment research at Goldman Sachs for four years, with particular emphasis on retail
                                       REITs. Mr. Oakes has a BA degree magna cum laude from Washington University in St.
                                       Louis.
                                       Misters Harvey and Oakes lead a team of regional portfolio managers, research analysts
                                       and
                                       traders located in New York, London, Brussels and Hong Kong.

A-8


Fund                                   Investment Adviser, Sub-Adviser and Portfolio Manager(s)
=================================      =========================================================================================
Lincoln Target Maturity Profile
Funds (Fund of Funds)                  Investment Adviser, Sub-Adviser, and Portfolio Manager(s)
LVIP Wilshire 2010 Profile Fund        Adviser: JPIA
LVIP Wilshire 2020 Profile Fund
LVIP Wilshire 2030 Profile Fund        Sub-Adviser: Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700,
LVIP Wilshire 2040 Profile Fund        Santa Monica, CA 90401

                                       Portfolio Manager: Chip Castille and Victor Zhang serve as co-portfolio managers of the fund.
                                       Mr. Castille is a Managing Director of Wilshire and the Chief Investment Officer of
                                       Wilshire's
                                       Funds Management Division. Mr. Castille joined the firm in 2001 and is the head of risk man-
                                       agement for the Funds Management Division and manages Wilshire's Manager Research
                                       Group. Prior to joining Wilshire, he was a vice president at General Rockets and a principal at
                                       Barclays Global Investors in the Advanced Strategies and Research Group. He holds an MBA from Loyola University and a bachelor's degree from Louisiana State University. Mr.
                                       Zhang
                                       joined Wilshire in 2006, from Harris myCFO Investment Advisory Services, LLC, where he was
                                       the director responsible for asset allocation portfolio structure and implementation.
                                       Prior to
                                       that time, he served as senior consultant with Ernst & Young's Investment Advisory
                                       Services
                                       in Los Angeles. He holds a bachelor's degree in Business Economics from the University of
                                       California, Los Angeles.

Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.

A discussion regarding the basis for the Trust's board of trustees approving the investment advisory and sub-advisory contracts for the funds will be available in the semi-annual report to shareholders for the six month period ended June 30, 2007.



Net Asset Value
Each fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. The fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

A fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

Each fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter; and
  o debt securities, at the price established by an independent pricing service, which is believed to reflect the fair value of these securities; and
  o fixed income securities with a maturity of less than sixty days are priced at amortized cost.

In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the fund's board of trustees. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. A fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign


                                                                             A-9

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

For each of the Lincoln Target Maturity Profile Funds (which are fund of funds), the Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If these Target Maturity Profile Funds own investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.



Share Classes
Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which is described in the prospectus offering Service Class shares. This prospectus only offers Standard Class shares.



Purchase and Redemption of Fund Shares
Each fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and to Lincoln Life & Annuity Company of New York (LNY). Lincoln Life and LNY hold the fund shares in separate accounts (variable accounts) that support various Lincoln Life and LNY variable annuity contracts and variable life insurance contracts.

Each fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

Each fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

JPIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the funds' sub-advisers, may pay additional compensation (at their own expense and not as an expense of the funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of a fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.



Market Timing
Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds, and as a result, the funds discourage such trading activity. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the fund's board of trustees (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the funds and other mutual funds supporting the insurance contracts, that may adversely affect fund investors.

Each fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The fund will exercise this right if, among other things, the fund identifies an investor as a "market timer" under the Market Timing Procedures.


A-10

While the funds have Market Timing Procedures, the funds, in seeking to identify market timing, also rely on the insurance companies that hold shares of the funds in separate accounts to support the insurance contracts. The funds receive purchase, exchange and redemption orders through omnibus accounts maintained for the funds. Omnibus account arrangements are common forms of holding shares of the funds, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements permit intermediaries such as insurance companies to aggregate their clients' transactions and ownership positions. In these circumstances, the identity of the particular investors are not known to the fund. Therefore, the ability of the fund to detect market timing practices with respect to shares held through omnibus arrangements is limited. Nevertheless, the funds seek assurance from any such insurance company that the company has established appropriate market timing policies and procedures.

As part of the Market Timing Procedures, the funds review periodic trade reports for unusual activity that may be suggestive of market timing. The fund maintains guidelines for assessing unusual activity based upon a variety of factors. Upon the identification of potential market timing, the fund contacts the applicable insurance company. If the funds and the insurance company identify the contract holder as a "market timer," the insurance company will follow its procedures for restricting the contract holder's trading activity.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the funds will be able to identify possible market timing activity or that market timing will not occur in the funds. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.



Portfolio Holdings Disclosure
A description of funds' policies and procedures with respect to the disclosure of the funds' portfolio securities is available in the Statement of Additional Information.



Distributions and Federal Income Tax Considerations
The funds' policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. The funds may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the funds' are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.



Certain Management Considerations
The funds' may accept investments from the Lincoln Profile Funds and Lincoln Target Maturity Profile Funds, other investment series of the Trust, each of which operates as a fund of funds. From time to time, the fund may experience large investments or redemptions, other investment series of the Trust due to allocations or rebalancings by the Lincoln Profile Funds and Lincoln Target Maturity Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the funds' portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.


                                                                            A-11

General Information
If you own a variable annuity or a variable life insurance policy issued by The Lincoln National Life Insurance Company, you should direct any inquiry to The Lincoln National Life Insurance Company, at P.O. Box 2340, Fort Wayne, Indiana 46801, or, call 1-800- 4LINCOLN (454-6265). If you own a variable annuity or variable life insurance policy issued by Lincoln Life & Annuity Company of New York, you should direct any inquiry to P.O. Box 9740, Portland, Maine 04104, or call 1-800-893-7168. The Trust will issue: unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors.

This prospectus does not contain all the information included in the registration statements that the funds have filed with the SEC. You may examine the registration statements at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of a fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in a fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The funds' board of trustees of each fund will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from any of the funds. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in that fund. Also, that fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the Trust's statement of additional information (SAI), which is on file with the SEC. The Trust incorporates its SAI, dated [ ], 2007, into its prospectus. The Trust will provide a free copy of its SAI upon request.

You can find further information about each fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about a fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the funds (including the SAIs) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-942-8090. You can also get reports and other information about the funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                             SEC File No: 811-08090

                Lincoln Variable Insurance Products Trust

                     LVIP Cohen & Steers Global Real Estate Fund
                     Lincoln Target Maturity Profile Funds:
                     LVIP Wilshire 2010 Profile Fund
                     LVIP Wilshire 2020 Profile Fund
                     LVIP Wilshire 2030 Profile Fund
                     LVIP Wilshire 2040 Profile Fund


                Service Class


                1300 South Clinton Street
                Fort Wayne, Indiana 46802
                Prospectus [ ], 2007



Each fund is one of the Lincoln National Funds (funds) that sells its shares directly or indirectly to The Lincoln National Life Insurance Company and its affiliates (Lincoln Life). Lincoln Life holds the shares in its separate accounts to support variable annuity contracts and variable life contracts (contracts). We refer to a separate account as a variable account. Each variable account has its own prospectus that describes the account and the contracts it supports. You choose the fund or funds in which a variable account invests your contract assets. In effect, you invest indirectly in the fund(s) that you choose under the contract. This prospectus discusses the information about the fund that you should know before choosing to invest your contract assets in the fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.


                                                                             A-1

Fund Overview-LVIP Cohen & Steers Global Real Estate Fund
What are the fund's goals and main investment strategies?
The investment objective of the LVIP Cohen & Steers Global Real Estate Fund
(fund) is total return through a combination of current income and long-term capital appreciation.

The fund pursues its objective by investing primarily in equity securities of companies in the real estate industry located throughout the world, including Real Estate Investment Trusts (REITs) and other publicly traded real estate companies. The fund is not limited in the extent to which it may invest in real estate equity securities of companies domiciled in emerging market countries.

The sub-adviser adheres to an integrated, bottom-up, relative value investment process to achieve the total return objective. A proprietary valuation model ranks global securities on price-to-net asset value (NAV), which the sub-adviser believes is the primary determinant of real estate security valuation, and guides a bottom-up portfolio construction process. Analysts incorporate both quantitative and qualitative analysis in their NAV estimates. The company research process includes an evaluation of management, strategy, property quality, financial strength and corporate structure. In addition to the NAV model, portfolio managers may use secondary valuation tools including cash flow multiple/growth or discounted cash flow models. Judgments with respect to risk control, diversification, liquidity and other factors overlay the model's output and drive the portfolio managers' investment decision.

Under normal circumstances, at least 80% of the fund's assets will be invested in equity securities of companies in the real estate industry, including REITs and domestic and foreign real estate companies. A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.

The fund does not intend to engage in active and frequent trading of its portfolio securities in order to achieve its investment objective. Market conditions, however, could result in a greater degree of market activity and a higher portfolio turnover rate. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with high portfolio turnover may adversely affect the fund's performance.

The fund may also use other investment strategies, to a lesser degree, to pursue its investment objective. The fund's SAI describes these other investment strategies and the risks involved.

In response to market, economic, political or other conditions, the fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

Jefferson Pilot Investment Advisory Corporation (JPIA) serves as the investment adviser to the fund. Day-to-day management of the fund's securities investments has been sub-advised to Cohen & Steers Capital Management, Inc. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the fund?

Investing in stocks and other securities involves the risk that the value of the securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the fund's investments and, therefore, the value of the fund's shares held under your contract to fluctuate.

Investing in real estate companies entails the risks of the real estate business generally, including sensitivity to economic and business cycles, changing demographic patterns and government actions.

Investing in foreign equity securities and debt obligations involves additional risks not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of the fund's investments and, therefore, the value of the fund's shares to fluctuate, and you could lose money.

Investing in foreign securities also involves the risk of loss from foreign government or political actions. These actions could range from changes in tax or trade statutes to governmental collapse and war. These actions could include a foreign government's imposing a heavy tax on a company, withholding the company's payment of interest or dividends, seizing assets of a company, taking over a company, barring the fund's withdrawal of assets from the country, and limiting the convertibility of a currency. As a general matter, risk of loss is typically higher for issuers located in emerging markets.


A-2

How has the fund performed?

The fund commenced operations on May 1, 2007. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future.


Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell shares of the fund. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.



Shareholder Fees (fees paid by the investor directly)
 Sales Charge (Load) Imposed on Purchases                                           N/A
 Deferred Sales Charge (Load)                                                       N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                        N/A
 Redemption Fee                                                                     N/A
 Exchange Fee                                                                       N/A
 Account Maintenance Fee                                                            N/A
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
 Management Fee                                                                     0.95%
 Distribution and/or Service (12b-1) fees                                           0.25%
 Other Expenses1                                                                    0.14%
 Annual Fund Operating Expenses                                                     1.34%
 Less Fee Waiver and Expense Reimbursement2,3                                       0.24%
 Net Expenses                                                                       1.10%

1 Other Expenses have been estimated for the current fiscal year.

2 Jefferson Pilot Investment Advisory Corporation (JPIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.10% of average daily net assets. The Agreement will continue at least through April 30, 2008, and will renew automatically for one-year terms unless JPIA provides written notice of termination to the fund.

3 Effective May 1, 2007, JPIA has contractually agreed to waive the following portion of its advisory fee for the fund: 0.22% of the first $250,000,000 of average net assets of the fund and 0.32% of the excess over $250,000,000 of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2008, and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.


The following example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year        3 years
--------      --------
  $           $


                                                                             A-3

Performance of Comparable Accounts

When a new fund is added to the Lincoln Variable Insurance Products Trust, such as the LVIP Cohen & Steers Global Real Estate Fund, comparable account presentation is generally shown in the prospectus for two years. Performance of comparable accounts shows you how a substantially similar account (or composite of substantially similar accounts), managed by the applicable sub-adviser, has performed in the past over a longer period of time. It does not show you how the fund has performed or will perform.

When showing comparable performance using a composite, the sub-adviser generally includes all of its accounts with substantially similar goals and policies. Performance information has been provided by the applicable sub-adviser and is not within the control of and has not been independently verified by Lincoln Life or JPIA.

All composite results are asset weighted and calculated monthly. Quarterly and annual composite performance figures are computed by linking monthly returns. Performance figures for each account are calculated monthly. Monthly market values include income accruals.

The overall performance of, and sales loads charged by, the mutual funds and their expenses reflected in each presentation, other than those funds sponsored by the respective fund sub-advisers (non-proprietary funds), have been provided by the sponsors or administrators for such funds and are not within the control of and have not been independently verified by the fund sub-adviser, Lincoln Life or JPIA.

The following chart does not show you the performance of the LVIP Cohen & Steers Global Real Estate Fund - it shows the performance of similar accounts managed by Cohen & Steers.

The chart shows the historical performance of the Cohen & Steers Composite. The accounts in the composite have investment objectives, policies, and strategies that are substantially similar to those of the LVIP Cohen & Steers Global Real Estate Fund.

The performance shows the historical track record of the sub-adviser and is not intended to imply how the LVIP Cohen & Steers Global Real Estate Fund has performed or will perform. Total returns represent past performance of the composite and not the LVIP Cohen & Steers Global Real Estate Fund. Variable insurance, separate account and contract charges are not reflected in the composite. If such charges were reflected, the performance shown would be lower.



                                                     For periods ended
                                                          12/31/06
                                                   ----------------------
                                                    1 year        3 years
                                                   --------      --------
                   Cohen & Steers Composite        47.54%        33.31%
  FTSE EPRA/NAREIT Global Real Estate Index        42.33%        31.33%
          S&P/Citi BMI World Property Index        40.27%        30.05%

Any applicable footnotes

A-4

Fund Overview -
Lincoln Target Maturity Profile Funds:
LVIP Wilshire 2010 Profile Fund
LVIP Wilshire 2020 Profile Fund
LVIP Wilshire 2030 Profile Fund
LVIP Wilshire 2040 Profile Fund

What are the funds' goals and main investment strategies?

Each Target Maturity Profile Fund operates under a fund of funds structure. Each Target Maturity Profile Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity and fixed income securities. The Target Maturity Profile Funds are designed for investors planning to retire close to the year indicated in the name of the Fund. Each Target Maturity Profile Fund invests to an asset allocation between stocks (equity) and bonds (fixed income) which will become more conservative over time as the target maturity date draws closer and as the investor moves further into retirement. The mixture is designed to reduce the volatility of investment returns while still providing the potential for higher long-term total returns that are more likely to be achieved by including some exposure to stocks. In addition to mutual fund investments, each Target Maturity Profile Fund may invest directly in individual securities, such as equity or fixed income securities and investment instruments including options and futures on securities or indices.

Because substantially all of the securities in which a fund of funds may invest are underlying funds, the Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. This increases the risk that a fund's value could decrease because of poor performance of a single investment or a small number of investments.


As a matter of investment policy, the following is the expected asset allocation between stocks and bonds as of ______________:




Fund                            Investment Objective
--------------------      -------------------------------
LVIP Wilshire 2010        The highest total return over
Profile Fund              time consistent with an
                          emphasis on both capital
                          growth and income.
LVIP Wilshire 2020        The highest total return over
Profile Fund              time consistent with an
                          emphasis on both capital
                          growth and income.
LVIP Wilshire 2030        The highest total return over
Profile Fund              time consistent with an
                          emphasis on both capital
                          growth and income.
LVIP Wilshire 2040        The highest total return over
Profile Fund              time consistent with an
                          emphasis on both capital
                          growth and income.



Fund                                          Current target allocation
--------------------      ----------------------------------------------------------------
LVIP Wilshire 2010        Short-term fixed income [ ] %, Fixed Income [ ] %, Stocks [ ] %
Profile Fund
LVIP Wilshire 2020        Short-term fixed income [ ] %, Fixed Income [ ] %, Stocks [ ] %
Profile Fund
LVIP Wilshire 2030        Short-term fixed income [ ] %, Fixed Income [ ] %, Stocks [ ] %
Profile Fund
LVIP Wilshire 2040        Short-term fixed income [ ] %, Fixed Income [ ] %, Stocks [ ] %
Profile Fund

Each Target Maturity Profile Fund's actual asset allocation among the underlying funds is intended to match its current target asset allocation. On at least an annual basis, the sub-adviser will reassess and make any necessary revisions in each Target Maturity Profile Fund's current target allocation model, including revising the asset class weightings in the models and adding and/or removing underlying funds in the models. On at least a semi-annual basis, the sub-adviser will reassess and potentially re-weight the underlying funds in each Target Maturity Profile Fund's allocation model. The sub-adviser will also periodically rebalance the weightings in the underlying funds in each Target Maturity Profile Fund to the current target allocation model. In general, however, the sub-adviser does not anticipate making frequent changes in the asset allocation models and will not attempt to time the market.

In response to market, economic, political or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If a fund does so, different factors could affect fund performance and the fund may not achieve its investment objective.

The Target Maturity Profile Funds also use other investment strategies, to a lesser degree, to pursue their investment objectives. The funds' Statement of Additional Information (SAI) describes these other investment strategies and the risks involved.

Each Target Maturity Profile Fund will invest in underlying funds that are funds in the Lincoln Variable Insurance Products Trust, the Delaware VIP Trust or the Jefferson Pilot Variable Fund, Inc., which invest directly in equity and fixed income securities. Each Target


                                                                             A-5

Maturity Profile Fund may also invest in the Delaware Inflation Protected Bond Fund (Delaware TIPS Fund), which invests directly in fixed income securities. Delaware Management Company (DMC) is the investment adviser for the Delaware VIP Trust and the Delaware TIPS Fund. Jefferson Pilot Investment Advisory Corporation (JPIA) is the investment adviser for the Lincoln Variable Insurance Products Trust (which includes the Lincoln Target Maturity Profile Funds). DMC, JPIA and Lincoln Life are each indirect wholly-owned subsidiaries of Lincoln National Corporation. Each Target Maturity Profile Fund operates its "fund of funds" structure in reliance on an SEC exemptive rule. The rule generally permits a fund to invest in other affiliated mutual funds, non-affiliated funds within strict percentage limitations, and securities of government and corporate issuers. In addition to investments that the rule permits, the Target Maturity Profile Funds have filed an application with the SEC to permit the Funds to invest in a broader range of portfolio investments.

Jefferson Pilot Investment Advisory Corporation (JPIA) serves as the investment adviser to each Target Maturity Profile Fund. Wilshire Associates Incorporated, each Target Maturity Profile Fund's sub-adviser, manages the day-to-day investment activities of the Funds. For more information regarding the investment adviser and sub-adviser, please refer to the General Prospectus Disclosure.


What are the main risks of investing in the funds?

By investing in a fund, you assume the same types of risks, either directly or indirectly, as investing in equity funds and fixed-income funds. For assets allocated to equity, the primary risk is that the value of the U.S. and foreign stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of a fund's stock investments and, therefore, the value of a fund's shares held under your contract to fluctuate, and you could lose money.

For assets allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by the fund and, therefore, the value of the fund's shares will fluctuate with changes in interest rates. As a general matter, the value of debt obligations will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in the fund.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (junk bonds). The value of the debt obligations held by a fund and, therefore, the value of the fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Because the Target Maturity Profile Funds invest in the shares of the underlying funds, the Funds indirectly invest in the same investments as listed for the various underlying funds. For a more detailed description of the various types of instruments in which the underlying funds may invest and their associated risk, please refer to each of the underlying fund's prospectus and SAI.


How have the funds performed?

The Target Maturity Profile Funds commenced operations on May 1, 2007. Once the Funds have at least one calendar year of performance a bar chart and performance table will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how it will perform in the future.

A-6

Estimated Fees and Expenses

The following table describes the fees and expenses that are incurred if you buy, hold, or sell ServiceClass shares of the funds. This table does not reflect any variable contract expenses. If reflected, the expenses shown would be higher.



                                                                   LVIP Wilshire 2010
                                                                      Profile Fund
                                                                  --------------------
Shareholder Fees (fees paid by the investor directly) ......
Sales Charge (Load) Imposed on Purchases ...................              N/A
Deferred Sales Charge (Load) ...............................              N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends ....................................              N/A
Redemption Fee .............................................              N/A
Exchange Fee ...............................................              N/A
Account Maintenance Fee ....................................              N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets) ................................
Management Fee .............................................               0.25%
Distribution and/or Service (12b-1 fees) ...................               0.25%
Other Expenses1 ............................................               0.05%
Acquired Fund Fees and Expenses2 ...........................               0.00%
Total Annual Fund Operating Expenses .......................               0.55%
Less Fee Waiver and Expense Reimbursement3 .................              (0.05%)
Net Expenses ...............................................               0.50%



                                                                   LVIP Wilshire 2020        LVIP Wilshire 2030
                                                                      Profile Fund              Profile Fund
                                                                  --------------------      --------------------
Shareholder Fees (fees paid by the investor directly) ......
Sales Charge (Load) Imposed on Purchases ...................              N/A                       N/A
Deferred Sales Charge (Load) ...............................              N/A                       N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends ....................................              N/A                       N/A
Redemption Fee .............................................              N/A                       N/A
Exchange Fee ...............................................              N/A                       N/A
Account Maintenance Fee ....................................              N/A                       N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets) ................................
Management Fee .............................................               0.25%                     0.25%
Distribution and/or Service (12b-1 fees) ...................               0.25%                     0.25%
Other Expenses1 ............................................               0.05%                     0.05%
Acquired Fund Fees and Expenses2 ...........................               0.00%                     0.00%
Total Annual Fund Operating Expenses .......................               0.55%                     0.55%
Less Fee Waiver and Expense Reimbursement3 .................              (0.05%)                   (0.05%)
Net Expenses ...............................................               0.50%                     0.50%



                                                                   LVIP Wilshire 2040
                                                                      Profile Fund
                                                                  -------------------
Shareholder Fees (fees paid by the investor directly) ......
Sales Charge (Load) Imposed on Purchases ...................             N/A
Deferred Sales Charge (Load) ...............................             N/A
Maximum Sales Charge (Load) Imposed on
   Reinvested Dividends ....................................             N/A
Redemption Fee .............................................             N/A
Exchange Fee ...............................................             N/A
Account Maintenance Fee ....................................             N/A
Annual Fund Operating Expenses (fees that are
 deducted from fund assets) ................................
Management Fee .............................................              0.25%
Distribution and/or Service (12b-1 fees) ...................              0.25%
Other Expenses1 ............................................              0.05%
Acquired Fund Fees and Expenses2 ...........................              0.00%
Total Annual Fund Operating Expenses .......................              0.55%
Less Fee Waiver and Expense Reimbursement3 .................             (0.05%)
Net Expenses ...............................................              0.50%

1 Other Expenses have been estimated for the curent fiscal year.

2 In addition to the Total Annual Fund Operating Expenses that the Funds bear directly, the Target Maturity Profile Funds also bear their portion of the fees and expenses of the underlying funds in which they invest. The "Acquired Fund Fees and Expenses" in the chart are based on the 2006 fees and expenses of the underlying funds in which the Target Maturity Profile Funds expect to be invested. The Acquired Underlying Fund Fees and Expenses are, therefore, based on estimated amounts for the current fiscal year. Each Target Maturity Profile Fund's expense ratio will vary based on the actual allocations to the underlying funds that occurred through the year.

3 Lincoln Life has contractually agreed to reimburse each Fund's Service Class to the extent that the Fund's Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.50% of average daily net assets. The Agreement will continue at least through April 30, 2008, and will renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the fund.


The following examples help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense waivers for the Target Maturity Profile Funds and the underlying funds for the one-year contractual period and the total operating expenses without expense waivers for the Target Maturity Profile Funds and the underlying funds for the years two through three. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If reflected, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



                                          1 year        3 years
                                         --------      --------
  LVIP Wilshire 2010 Profile Fund        $             $
  LVIP Wilshire 2020 Profile Fund        $             $
  LVIP Wilshire 2030 Profile Fund        $             $
  LVIP Wilshire 2040 Profile Fund        $             $

                                                                             A-7

Management of the Funds
The funds' business and affairs are managed under the direction of their board of trustees. The board of trustees has the power to amend the funds' bylaws, to declare and pay dividends, and to exercise all the powers of the funds except those granted to the shareholders.

Manager of Managers. The funds employ a "manager of managers" structure. In this regard, the funds have received an exemptive order from the SEC to permit a fund's investment adviser to enter into and materially amend a sub-advisory agreement with a sub-adviser without shareholder approval. The relief applies to, among other situations, the replacement of a sub-adviser whose sub-advisory agreement has terminated as a result of an "assignment" of the agreement. The relief also permits a fund to employ two or more sub-advisers at the same time. Under the exemptive order, the funds' board of trustees continues to approve the fund entering into or renewing any sub-advisory agreement.

Investment Adviser and Sub-Advisers: Jefferson Pilot Investment Advisory Corporation (JPIA), a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation, is the investment adviser for the funds. JPIA's address is One Granite Place, Concord, NH 03301. JPIA is referred to in this prospectus as the adviser, unless otherwise indicated.

JPIA provides supervisory investment advice, which involves recommending, evaluating, monitoring, and overseeing the activities of the sub-advisers. The adviser also reviews the practices of broker-dealers selected by the sub-advisers. The funds use sub-advisers who are responsible for the day-to-day management of the fund's securities investments. The sub-adviser to a fund is paid out of the fees paid to the adviser.

The following chart lists each fund's investment adviser, sub-adviser, and portfolio manager. The funds' SAI provides additional information about the portolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the funds.



Fund                                   Investment Adviser, Sub-Adviser and Portfolio Manager(s)
=================================      =========================================================================================
LVIP Cohen & Steers Global Real        Adviser: JPIA
Estate Fund
                                       Sub-Adviser: Cohen & Steers Capital Management ("CNS"), 280 Park Avenue, New York, New
                                       York 10017. CNS was founded in 1986 as the first U.S. investment advisor to focus on real
                                       estate securities, and has been registered with the SEC since August 6, 1986. Today, CNS is
                                       recognized as a market leader in terms of performance, assets under management, range of real estate strategies offered and experience and size of investment team.

                                       Portfolio Manager: Joseph Harvey, president, is global chief investment officer and portfolio
                                       manager with 19 years of experience. Prior to joining the firm in 1992, Mr. Harvey was a vice
                                       president with Robert A. Stanger Co. for five years, where he was an analyst specializing in
                                       real estate and related securities for the firm's research and consulting activities.
                                       Mr. Harvey
                                       has a BSE degree from Princeton University. David Oakes, CFA, is the fund's co-manager with
                                       eight years experience. Prior to joining the firm in 2002, Mr. Oakes was a sell-side analyst in
                                       global investment research at Goldman Sachs for four years, with particular emphasis on retail
                                       REITs. Mr. Oakes has a BA degree magna cum laude from Washington University in St.
                                       Louis.
                                       Misters Harvey and Oakes lead a team of regional portfolio managers, research analysts
                                       and
                                       traders located in New York, London, Brussels and Hong Kong.

A-8


Fund                                   Investment Adviser, Sub-Adviser and Portfolio Manager(s)
=================================      =========================================================================================
Lincoln Target Maturity Profile
Funds (Fund of Funds)                  Investment Adviser, Sub-Adviser, and Portfolio Manager(s)
LVIP Wilshire 2010 Profile Fund        Adviser: JPIA
LVIP Wilshire 2020 Profile Fund
LVIP Wilshire 2030 Profile Fund        Sub-Adviser: Wilshire Associates Incorporated (Wilshire), 1299 Ocean Avenue, Suite 700,
LVIP Wilshire 2040 Profile Fund        Santa Monica, CA 90401

                                       Portfolio Manager: Chip Castille and Victor Zhang serve as co-portfolio managers of the fund.
                                       Mr. Castille is a Managing Director of Wilshire and the Chief Investment Officer of
                                       Wilshire's
                                       Funds Management Division. Mr. Castille joined the firm in 2001 and is the head of risk man-
                                       agement for the Funds Management Division and manages Wilshire's Manager Research
                                       Group. Prior to joining Wilshire, he was a vice president at General Rockets and a principal at
                                       Barclays Global Investors in the Advanced Strategies and Research Group. He holds an MBA from Loyola University and a bachelor's degree from Louisiana State University. Mr.
                                       Zhang
                                       joined Wilshire in 2006, from Harris myCFO Investment Advisory Services, LLC, where he was
                                       the director responsible for asset allocation portfolio structure and implementation.
                                       Prior to
                                       that time, he served as senior consultant with Ernst & Young's Investment Advisory
                                       Services
                                       in Los Angeles. He holds a bachelor's degree in Business Economics from the University of
                                       California, Los Angeles.

Some of the funds using sub-advisers have names, investment objectives and investment policies that are very similar to certain publicly available mutual funds that are managed by these same sub-advisers. These funds will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the funds, different fees, and different asset levels.

A discussion regarding the basis for the Trust's board of trustees approving the investment advisory and sub-advisory contracts for the funds will be available in the semi-annual report to shareholders for the six month period ended June 30, 2007.



Net Asset Value
Each fund determines its net asset value per share (NAV) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange
(NYSE) on each day the NYSE is open for trading. Each fund determines its NAV by:
  o adding the values of all securities investments and other assets;
  o subtracting liabilities (including dividends payable); and
  o dividing by the number of shares outstanding.

A fund's securities may be traded in other markets on days when the NYSE is closed. Therefore, the fund's NAV may fluctuate on days when you do not have access to the fund to purchase or redeem shares.

Each fund typically values its securities investments as follows:
  o equity securities, at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter; and
  o debt securities, at the price established by an independent pricing service, which is believed to reflect the fair value of these securities; and
  o fixed income securities with a maturity of less than sixty days are priced at amortized cost.

In certain circumstances, a fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the funds' board of trustees. When a fund uses fair value pricing, it may take into account any factors it deems appropriate. A fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The price of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. A fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign


                                                                             A-9

markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, a fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

For each of the Lincoln Target Maturity Profile Funds (which are fund of funds), the Fund's net asset value is calculated based principally upon the net asset values of the shares of the underlying mutual funds in which the Fund invests. Please refer to the Prospectus and SAI for the underlying funds for an explanation of the circumstances under which those mutual funds will use fair value pricing and the effects of using fair value pricing. If these Target Maturity Profile Funds own investments other than shares of underlying mutual funds, they will use the methodology described in this section to value those investments.



Share Classes
Each fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee, which has been adopted pursuant to a distribution and service plan (the Plan). As previously noted, the Trust offers shares of beneficial interest to insurance companies for allocation to certain of their variable contracts. The Trust may pay the insurance companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. The Trust would pay each third party for these services pursuant to a written agreement with that third party.

The Plan fee may be adjusted by the Trust's board of trustees from time to time. These fees are paid out of the assets of the respective class on an on-going basis, and over time will increase the cost of your investment and may cost you more than when you pay other types of sales charges.



Purchase and Redemption of Fund Shares
Each fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (Lincoln Life) and to Lincoln Life & Annuity Company of New York (LNY). Lincoln Life and LNY hold the fund shares in separate accounts (variable accounts) that support various Lincoln Life and LNY variable annuity contracts and variable life insurance contracts.

Each fund sells and redeems its shares, without charge, at their NAV next determined after the fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

Each fund normally pays for shares redeemed within seven days after the fund receives the redemption request. However, a fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.

JPIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD") and/or the funds' sub-advisers, may pay additional compensation (at their own expense and not as an expense of the funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, "financial intermediaries") in connection with the sale or retention of fund shares or insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of a fund's shares, as such payments are not made from fund assets.

For more information, please see the Statement of Additional Information.



Market Timing
Frequent, large, or short-term transfers among the funds, such as those associated with "market timing" transactions, may adversely affect the funds and their investment returns. Such transfers may dilute the value of fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds, and as a result, the funds discourage such


A-10

trading activity. As an effort to protect our fund investors and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the funds' board of trustees (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the funds and other mutual funds supporting the insurance contracts, that may adversely affect fund investors.

Each fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. A fund will exercise this right if, among other things, the fund identifies an investor as a "market timer" under the Market Timing Procedures.

While the funds have Market Timing Procedures, the funds, in seeking to identify market timing, also rely on the insurance companies that hold shares of the funds in separate accounts to support the insurance contracts. The funds receive purchase, exchange and redemption orders through omnibus accounts maintained for the funds. Omnibus account arrangements are common forms of holding shares of a fund, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements permit intermediaries such as insurance companies to aggregate their clients' transactions and ownership positions. In these circumstances, the identity of the particular investors are not known to a fund. Therefore, the ability of each fund to detect market timing practices with respect to shares held through omnibus arrangements is limited. Nevertheless, the funds seek assurance from any such insurance company that the company has established appropriate market timing policies and procedures.

As part of the Market Timing Procedures, the funds review periodic trade reports for unusual activity that may be suggestive of market timing. The funds maintain guidelines for assessing unusual activity based upon a variety of factors. Upon the identification of potential market timing, the fund contacts the applicable insurance company. If the fund and the insurance company identify the contract holder as a "market timer," the insurance company will follow its procedures for restricting the contract holder's trading activity.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of fund investors determined to be engaged in such transfer activity that may adversely affect other fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the funds will be able to identify possible market timing activity or that market timing will not occur in the funds. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and SAI for your variable annuity or variable life contract for details.



Portfolio Holdings Disclosure
A description of funds' policies and procedures with respect to the disclosure of a fund's portfolio securities is available in the Statement of Additional Information.



Distributions and Federal Income Tax Considerations
Each fund's policy is to distribute substantially all of its net investment income and net realized capital gains each year to its shareholders. A fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional fund shares of the same class of the fund at no charge.

Since all the shares of the funds are owned directly or indirectly by Lincoln Life and LNY, this prospectus does not discuss the federal income tax consequence at the shareholder level. For information concerning the federal income tax consequences to owners of variable annuity contracts or variable life insurance contracts (contract owners), see the prospectus for the variable account.



Certain Management Considerations
The funds may accept investments from the Lincoln Profile Funds and Lincoln Target Maturity Profile Funds, other investment series of the Trust, each of which operates as a fund of funds. From time to time, the fund may experience large investments or redemptions, other investment series of the Trust due to allocations or rebalancings by the Lincoln Profile Funds and Lincoln Target Maturity Profile Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the


                                                                            A-11

funds' portfolio management. For example, the fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover.



General Information
If you own a variable annuity or a variable life insurance policy issued by The Lincoln National Life Insurance Company, you should direct any inquiry to The Lincoln National Life Insurance Company, at P.O. Box 2340, Fort Wayne, Indiana 46801, or, call 1-800- 4LINCOLN (454-6265). If you own a variable annuity or variable life insurance policy issued by Lincoln Life & Annuity Company of New York, you should direct any inquiry to P.O. Box 9740, Portland, Maine 04104, or call 1-800-893-7168. The Trust will issue: unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust's independent auditors.

This prospectus does not contain all the information included in the registration statements that the funds have filed with the SEC. You may examine the registration statements at the SEC in Washington, D.C. Statements made in the prospectus about any variable annuity contract, variable life insurance contract, or other document referred to in a contract, are not necessarily complete. In each instance, we refer you to the copy of that contract or other document filed as an exhibit to the related registration statement. We qualify each statement in all respects by that reference.

The use of a fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in a fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The funds' board of trustees of each fund will monitor for any material conflicts and determine what action, if any, the fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from any of the funds. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in that fund. Also, that fund could determine that it has become so large that its size materially impairs investment performance. The fund would then examine its options.

You can find additional information in the Trust's statement of additional information (SAI), which is on file with the SEC. The Trust incorporates its SAI, dated [ ], 2007, into its prospectus. The Trust will provide a free copy of its SAI upon request.

You can find further information about each fund's investments in the fund's annual and semi-annual reports to shareholders, when available. The annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. The fund will provide a free copy of its annual and semi-annual report upon request, when available.

For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about a fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the funds (including the SAIs) at the SEC's public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-942-8090. You can also get reports and other information about the funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.


                             SEC File No: 811-08090

Lincoln Variable Insurance Products Trust

       LVIP Cohen & Steers Global Real Estate Fund

       Lincoln Target Maturity Profile Funds:

       LVIP Wilshire 2010 Profile Fund

       LVIP Wilshire 2020 Profile Fund

       LVIP Wilshire 2030 Profile Fund

       LVIP Wilshire 2040 Profile Fund

   1300 South Clinton Street
   Fort Wayne, Indiana 46802

   Statement of Additional Information [ ], 2007

This Statement of Additional Information (SAI), which is not a prospectus, provides more information about five of the series --referred to as "funds"-- of Lincoln Variable Insurance Products Trust. The funds indicate the funds named in the above caption. Each fund offers two classes of shares: the Standard Class and the Service Class.

This SAI should be read in conjunction with the funds' prospectus dated [ ], 2007. You may obtain a copy of the funds' prospectus or a fund's annual report, when available, on request and without charge. Please write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

[ ], 2007

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents

Item                                                                     Page
----                                                                     ----
Description of the Trust and the Funds..................................   5

Fundamental Investment Restrictions.....................................   5

Additional Investment Strategies and Risks..............................   6

   Investment Strategies Available to All Funds.........................   6

   Investment Strategies and Limitations Applicable to Certain Funds....  18

Portfolio Transactions and Brokerage....................................  19

Portfolio Turnover......................................................  20

Trustees and Officers...................................................  21

Investment Adviser and Sub-Advisers.....................................  24

Portfolio Managers......................................................  26

Administration Agreement................................................  27

Accounting Agreement....................................................  27

Code of Ethics..........................................................  28

Description of Shares...................................................  28

Control Persons and Principal Holders of Securities.....................  29

Rule 12b-1 Plan.........................................................  29

Revenue Sharing.........................................................  30

Valuation of Portfolio Securities.......................................  30

Portfolio Holdings Disclosure...........................................  31

Purchase and Redemption Information.....................................  32

Custodian and Transfer Agent............................................  32

Independent Registered Public Accounting Firm...........................  32

Financial Statements.................................................... 32

Taxes................................................................... 33

APPENDIX A.............................................................. 34

APPENDIX B.............................................................. 36

APPENDIX C.............................................................. 37

Description of the Trust and the Funds

Lincoln Variable Insurance Product Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company. Certain of the funds' investment restrictions are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. There can be no assurance that the objective of a fund will be achieved. The Cohen & Steers Global Real Estate Fund is diversified within the meaning of the Investment Company Act of 1940 (1940 Act). The Target Maturity Profile Funds are non-diversified within the meaning of the 1940 Act. References to adviser in this SAI include both Jefferson Pilot Investment Advisory Corporation (JPIA) and a fund's sub-adviser, if any, unless the context otherwise indicates.

Fundamental Investment Restrictions

The funds have adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of
(1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

Each fund may not:

1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6. Make loans of any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

7. (Except for each Target Maturity Profile Fund) with respect to 75% of its total assets, invest in a security if, as a result of such investment:
   (a) more than 5% of its total assets would be invested in the securities of any one issuer or (b) the fund would hold more than 10% of the outstanding voting securities of any one issuer;

   except that these restrictions do not apply to (i) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or
   (ii) securities of other investment companies.

Additional Investment Strategies and Risks

The prospectus discusses each fund's principal investment strategies used to pursue the fund's investment objective and the risks of those strategies.

Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means the fund's adviser may elect to engage or not engage in the various strategies and techniques at its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

Investment Strategies Available to All Funds

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers' acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers' acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers' acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers' acceptances can be as long as 270 days, most bankers' acceptances have maturities of six months or less.

Repurchase Agreements. In a repurchase agreement, the fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.

A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in the event of bankruptcy of the seller), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the board of trustees or its delegates. In addition, the collateral will be maintained in a segregated account and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

U.S. Government Securities. A fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing

Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer's right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by the fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

The fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

The fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which the fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

Investment in Securities of Other Investment Companies. Subject to certain restrictions, as described below, the funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits of the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction.

In addition, certain sub-advisers may invest fund assets in money market funds that they advise or in other investment companies. Each of the funds (except the Target Maturity Profile Funds) has a policy that prohibits it from acquiring any securities of open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Exchange-Traded Funds ("ETFs"). These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Options on Securities. The funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of a fund's options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the fund were to write a call option based on the adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not lose any of its investment in such security if the price does not change.

A fund's written options positions will be covered at all times. A call option written by a fund will be deemed to be covered if the fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a fund will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund. A fund may also cover a written options position by segregating cash or liquid securities equal to the fund's net uncovered obligation.

The effective use of options also depends on the fund's ability to terminate option positions at times when the adviser deems it desirable to do so. Although the fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option's expiration and the fund was unable either to acquire the underlying security or to sell the put option in the market.

Spreads and Straddles. In addition to the options strategies described previously, a fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. The fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the fund to purchase and/or write more than one option simultaneously. Accordingly, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund were to purchase or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases be greater than if the fund were to purchase or sell a single option.

A call option included in a spread or straddle will be deemed to be covered if the fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund (or, where the exercise price is less than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference).

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts. The funds may enter into contracts for the purchase or sale for future delivery of fixed income securities, foreign currencies or contracts based on financial indices including interest rates or an index of U.S. Government securities, foreign government securities, equity securities or fixed income securities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of an FCM when the contract is entered into. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM's other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the fund does business and by depositing margin payments in a segregated account with the custodian when practical or otherwise required by law.

Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each fund is permitted to engage in unlimited futures trading activity without registration with the CFTC. Although the fund would hold cash and liquid assets in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to the fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the fund's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the adviser still may not result in a successful use of futures.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the fund's access to other assets held to cover its futures positions also could be impaired.

Successful use of futures contracts is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.

Options on Futures Contracts. A fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. With respect to long positions assumed by the fund, the fund will establish a segregated asset account with its custodian, and will deposit into it an amount of cash and other liquid assets. The fund does not intend to leverage the futures contracts.

Illiquid Investments. The funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale.

The fund may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the fund may avail itself of Rule 144A under the Securities Act of 1933 which permits the fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new and liquidity of the fund's investments could be impaired if trading fails to further develop, or if it declines. The board of trustees will carefully monitor the fund's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.

Borrowing. Each fund may borrow money to the extent permitted under the 1940 Act. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a fund. Money borrowed will be subject to interest costs and other fees, which could reduce a fund's return and may or may not be recovered by appreciation of the securities purchased. A fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when the fund has borrowed money may involve an element of leverage.

Pledging Assets. A fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the "Borrowing" restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.

Foreign Currency Transactions. A fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date

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or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). The fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. The fund also may enter into a forward contract with respect to a currency where the fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge).

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets. Also, with regard to the fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when the adviser had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If the adviser hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that the adviser's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness.

Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (SEC). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers.

As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the value of debt securities typically increase. In periods of rising interest rates, the value of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of the fund's shares to fluctuate in value.

A fund's share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corp. (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.

High-Yield Fixed-Income Securities (Junk Bonds). Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as junk bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds. Each fund may invest up to 15% of its total assets in junk bonds.

Junk bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, the fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of junk bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of junk bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of junk bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of junk bonds. Junk bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for junk bonds.

The market for junk bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, junk bonds will be valued in accordance with procedures established by the board of trustees, including the use of outside pricing services. Judgment plays a greater role in valuing junk bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities, such as collateralized mortgage obligations (or CMOs), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage-related securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by the fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.

Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. While emerging market countries may change over time depending on market and economic conditions, at present the fund believes that emerging market countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The considerations noted previously generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

In addition to investing directly in equity securities, the funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.

Rights and Warrants. Each fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by the fund which expire without being exercised will result in a loss to the fund.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of the borrower's failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Delayed Delivery and When-Issued Securities and Forward Commitments. Each fund may purchase securities on a delayed delivery or when-issued basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. While a fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the fund may sell the securities before the settlement date, if it is deemed advisable. At the time the fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The fund will also establish a segregated account with the fund's custodian bank in which it will continuously maintain cash or liquid assets equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the fund may purchase securities on such basis without limit. An increase in the percentage of the fund's assets committed to the purchase of securities on a when issued or delayed delivery basis may increase the volatility of the fund's net asset value. The board of trustees does not believe that the fund's net asset value or income will be adversely affected by its purchases of securities on such basis.

Temporary Defensive Strategies

In response to market, economic, political or other conditions, the funds may temporarily use a different investment strategy for defensive purposes. If the funds do so, different factors could affect fund performance and the funds may not achieve their investment objectives.

Investment Strategies and Limitations Applicable to Certain Funds

Mortgage-Related Securities (Cohen & Steers Global Real Estate Fund only). Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities, such as collateralized mortgage obligations (or CMOs), make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the "principal-only" security
(PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government.

The value of mortgage-related securities may change due to shifts in the market's perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.

Asset-Backed Securities (Cohen & Steers Global Real Estate Fund only). Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

SEC Name Rule Requirement (Cohen & Steers Global Real Estate Fund)

Cohen & Steers Global Real Estate Fund. The fund's policy of normally investing at least 80% of its assets in companies in the real estate industry is a non-fundamental policy changeable only upon 60 days' prior notice to shareholders.

Portfolio Transactions and Brokerage

The adviser and the sub-adviser of each fund are responsible for decisions to buy and sell securities and other investments for each fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The adviser and the sub-adviser of each fund currently provide investment advice to a number of other clients. It will be the practice of the adviser and each sub-adviser to allocate purchase and sale transactions among the fund and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations among the major factors the adviser and the sub-adviser consider are the investment objectives of the relevant fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which the adviser or sub-adviser provides investment advice (including affiliates of the adviser or sub-adviser, as the case may be).

On occasions when the adviser or the sub-adviser to a fund deems the purchase or sale of a security to be in the best interest of the fund, as well as its' other clients, the adviser or sub-adviser, as the case may be, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for its' other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the adviser or sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including the fund. In some instances, the procedures may impact the price and size of the position obtainable for the fund.

In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The adviser or the sub-adviser to a fund may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The board of trustees will review regularly the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports from the adviser and each sub-adviser, as well as published data concerning transaction costs incurred by institutional investors generally. The nature of the research services provided to the adviser and each sub-adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the adviser or sub-adviser regards as a useful supplement of its own internal research capabilities.

The adviser and each sub-adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the adviser or sub-adviser, as the case may be; in addition, the adviser and each sub-adviser may allocate trades among brokers that generally provide superior brokerage and research services. Research services furnished by brokers are for the benefit of all the clients of the adviser or sub-adviser, as the case may be, and not solely or necessarily for the benefit of the fund. The adviser and each sub-adviser believe that the value of research services received is not determinable and does not significantly reduce its expenses. The fund does not reduce its fee to the adviser or to any sub-adviser by any amount that might be attributable to the value of such services.

No brokerage commissions have been paid by the funds since the funds had not yet commenced operations as of the date of this SAI.

No Commissions to Finance Distribution

The Investment Company Act of 1940 permits a fund to use its selling brokers to execute transactions in portfolio securities only if the fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of fund shares. Accordingly, the funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of fund shares:
(a) fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the funds' portfolio transactions effected through any other broker-dealer. The funds have also established other policies and procedures designed to ensure that a fund's brokerage commissions are not used to finance the distribution of fund shares.

Commission Recapture Program (Cohen & Steers Global Real Estate Fund only)

The funds have entered into a commission recapture program with Frank Russell, pursuant to which the commission rebates will be included in realized gain
(loss) on securities in the appropriate financial statements of the funds. If the adviser or sub-adviser does not believe it can obtain best execution from such broker-dealer, there is no obligation to execute portfolio transactions through such broker-dealer. The board of trustees, with the assistance of Frank Russell, intends to continue to review whether recapture opportunities are available and, if so, to determine in the exercise of its business judgment whether it would be advisable for a fund to participate, or continue to participate, in the commission recapture program.

Portfolio Turnover

A portfolio turnover rate is the percentage computed by dividing the lesser of a fund's purchases or sales of securities (excluding short-term securities) by the average market value of the fund's portfolio securities. The adviser intends to manage each fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a fund's current income available for distribution to its shareholders. While the funds are not managed with the intent of generating short-term capital gains, each fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the adviser, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs.

Trustees and Officers

The board of trustees oversees the management of each fund and elects the Trust's officers. The trustees have the power to amend the Trust's bylaws, to declare and pay dividends, and to exercise all the powers of the fund except those granted to the shareholders. The trustees hold their position until their successors are elected and qualify. The funds' officers are re-elected annually and are responsible for the day-to-day operations of the funds. Information pertaining to the trustees and executive officers of the funds is set forth below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as independent trustees. The trustees were re-elected at the Special Meeting of Stockholders of the funds on January 6, 2006 to serve until the next annual meeting, if any, or until their successors shall have been duly elected and qualified.

The term "Fund Complex" includes the 34 series of the Trust, which are offered in other prospectuses and SAIs, and Lincoln National Variable Annuity Fund A.

Interested Trustees

                                                                                     Number of
                                                                                     Funds in
                                                                  Principal            Fund
                       Position(s)     Term of Office           Occupation(s)         Complex     Other Board
Name, Address           Held With      and Length of             During Past        Overseen by   Memberships
and Date of Birth       the Fund        Time Served              Five Years           Trustee   Held by Trustee
-----------------      ----------- ---------------------- ------------------------- ----------- ---------------

Kelly D. Clevenger*    Chairman,   Chairman since August  Vice President, The           35         Lincoln
1300 S. Clinton Street President   1995; President and    Lincoln National Life                   Retirement
Fort Wayne, IN 46802   and Trustee Trustee since November Insurance Company;                       Services
DOB: 07/25/52                      1994.                  Executive Vice President,                Company,
                                                          Lincoln Retirement                         LLC
                                                          Services Company, LLC

* Kelly D. Clevenger, currently Chairman and President of the funds, is an interested person of the Trust by reason of his being an officer of Lincoln Life.

Interested Trustees

                                                                                           Number of
                                                                                           Funds in
                                                                      Principal              Fund
                       Position(s)      Term of Office              Occupation(s)           Complex     Other Board
Name, Address           Held With       and Length of                During Past          Overseen by   Memberships
and Date of Birth       the Fund         Time Served                 Five Years             Trustee   Held by Trustee
-----------------      ----------- ------------------------- ---------------------------- ----------- ---------------

Nancy L. Frisby          Trustee   Trustee since April 1992. Senior Vice President and        35            N/A
1300 S. Clinton Street                                       Chief Financial Officer,
Fort Wayne, IN 46802                                         Desoto Memorial Hospital;
DOB: 11/10/41                                                formerly Chief Financial
                                                             Officer, Bascom Palmer Eye
                                                             Institute, University of
                                                             Miami School of Medicine;
                                                             formerly Vice President and
                                                             Chief Financial Officer, St.
                                                             Joseph Medical Center, Inc.

Interested Trustees

                                                                                           Number of
                                                                                           Funds in
                                                                       Principal             Fund
                       Position(s)       Term of Office              Occupation(s)          Complex     Other Board
Name, Address           Held With        and Length of                During Past         Overseen by   Memberships
and Date of Birth       the Fund          Time Served                 Five Years            Trustee   Held by Trustee
-----------------      ----------- -------------------------- --------------------------- ----------- ---------------
Gary D. Lemon            Trustee   Trustee since February     Professor of Economics,         35           N/A
1300 S. Clinton Street             2006; Advisory Trustee     DePauw University
Fort Wayne, IN 46802               since November 8, 2004.
DOB: 05/23/48

Kenneth G. Stella        Trustee   Trustee since February     President, Indiana Hospital     35          First
1300 S. Clinton Street             1998.                      & Health Association.                      National
Fort Wayne, IN 46802                                                                                   Bank & Trust
DOB: 08/20/43

David H. Windley         Trustee   Trustee since August 2004. Director, Blue and Co., LLC     35         Meridian
1300 S. Clinton Street                                        (regional consulting and                  Investment
Fort Wayne, IN 46802                                          CPA firm)                                 Advisors,
DOB: 02/23/43                                                                                              Inc.

Officers Who Are Not Trustees

                                                                                         Number of
                                                                                         Funds in
                                                                     Principal             Fund
                       Position(s)      Term of Office             Occupation(s)          Complex     Other Board
Name, Address           Held With       and Length of               During Past         Overseen by   Memberships
and Date of Birth       the Fund         Time Served                Five Years            Trustee   Held by Trustee
-----------------      ----------- ------------------------- -------------------------- ----------- ---------------

James Blake            Chief       Chief Compliance Officer  Assistant Vice President,      N/A           N/A
1300 S. Clinton Street Compliance  since November 2005       Delaware Investment
Fort Wayne, IN 46802   Officer                               Advisers; Chief
DOB: 01/06/63                                                Compliance Officer,
                                                             Optimum Fund Trust and
                                                             Lincoln National Income
                                                             Fund.

Cynthia A. Rose        Secretary   Secretary since February  Formerly Secretary and         N/A           N/A
1300 S. Clinton Street             1995.                     Assistant Vice President,
Fort Wayne, IN 46802                                         The Lincoln National Life
DOB: 04/24/54                                                Insurance Company.

William P. Flory, Jr.  Chief       Chief Accounting Officer  Formerly Second Vice           N/A           N/A
1300 S. Clinton Street Accounting  since July 2006           President, Director of
Fort Wayne, IN 46802   Officer                               Separate Account
DOB: 07/04/59                                                Operations and Mutual
                                                             Fund Administration,
                                                             Director of Corporate
                                                             Procurement, The Lincoln
                                                             National Life Insurance
                                                             Company

Rise C. M. Taylor      Vice        Vice President, Assistant Vice President, The            N/A           N/A
1300 S. Clinton Street President   Secretary and Assistant   Lincoln National Life
Fort Wayne, IN 46802   and         Treasurer since August    Insurance Company;
DOB: 12/19/67          Treasurer   2003.                     formerly Portfolio Manager
                                                             of Lincoln Investment
                                                             Management

Board Committees

The board of trustees has established an Audit Committee, which is responsible for overseeing the funds' financial reporting process on behalf of the board of trustees and for reporting the result of their activities to the board. The Audit Committee will assist and act as a liaison with the board of trustees in fulfilling the board's responsibility to shareholders of the funds and others relating to oversight of fund accounting, the funds' systems of control, the funds' process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the funds. The members of the Audit Committee include all of the independent trustees: Nancy L. Frisby, Gary D. Lemon, Kenneth G. Stella and David H. Windley. The Audit Committee met four times during the fiscal year ended December 31, 2006.

The board of trustees has established a Nominating and Governance Committee consisting of all of the independent trustees. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the board of trustees. The Nominating and Governance Committee met four times during the fiscal year ended December 31, 2006. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust's Nominating and Governance Committee, c/o The Lincoln National Life Insurance Company. The board does not have a valuation committee.

Ownership of Securities

As of the date of this SAI, there were no shares of the fund outstanding. As of December 31, 2006, the dollar range of equity securities owned beneficially by each trustee in the funds and in any registered investment companies overseen by the trustees within the same family of investment companies as the funds is as follows:

Interested Trustees

                                                      Aggregate Dollar Range
                                                            of Equity
                                                        Securities in All
                                                      Registered Investment
                                                      Companies Overseen by
                                                            Trustee in
                            Dollar Range of Equity     Family of Investment
 Name of Trustee           Securities in the Funds          Companies
 ---------------           ------------------------  ------------------------
 Kelly D. Clevenger                  None                      [ ]

Independent Trustees

                                                      Aggregate Dollar Range
                                                            of Equity
                                                        Securities in All
                                                      Registered Investment
                                                      Companies Overseen by
                                                            Trustee in
                            Dollar Range of Equity     Family of Investment
 Name of Trustee           Securities in the Funds          Companies
 ---------------           ------------------------  ------------------------
 Nancy L. Frisby                     None                      [ ]
 Gary D. Lemon                       None                      [ ]
 Kenneth G. Stella                   None                      [ ]
 David H. Windley                    None                      [ ]

The following table sets forth the compensation paid to the independent trustees by the Trust as well as the compensation paid to the independent trustees by the Fund Complex for the fiscal year ended December 31, 2006:

                              Compensation Table

                                                     Total Compensation From
                            Aggregate Compensation             the
 Name of Person, Position       From the Trust        Trust And Fund Complex
 ------------------------  ------------------------  ------------------------
 Nancy L. Frisby, Trustee            $[ ]                      $[ ]
 Gary D. Lemon, Advisory
   Trustee                           $[ ]                      $[ ]
 Kenneth G. Stella,
   Trustee                           $[ ]                      $[ ]
 David H. Windley, Trustee           $[ ]                      $[ ]

Investment Adviser and Sub-Advisers

Investment Adviser: Jefferson Pilot Investment Advisory Corporation (JPIA) is the investment adviser to the funds. Prior to April 3, 2006, Jefferson Pilot Investment Advisory was wholly-owned by Jefferson-Pilot Corporation. As of April 3, 2006, Jefferson-Pilot Corporation merged into Lincoln JP Holdings, L.P. Lincoln JP Holdings, L.P., is wholly-owned by Lincoln National Corporation (Lincoln). JPIA is registered with the SEC as an investment adviser and is located at One Granite Place, Concord, New Hampshire 03301.

The advisory fee rates paid by both the Standard Class and the Service Class of each fund to JPIA are set forth in the following table:

Fund                                        Annual Fee Rate Based on Average Daily Net Asset Value
----                                        ------------------------------------------------------
LVIP Cohen & Steers Global Real Estate Fund      0.95% of the fund's average daily net assets
LVIP Wilshire 2010 Profile Fund                  0.25% of the fund's average daily net assets
LVIP Wilshire 2020 Profile Fund                  0.25% of the fund's average daily net assets
LVIP Wilshire 2030 Profile Fund                  0.25% of the fund's average daily net assets
LVIP Wilshire 2040 Profile Fund                  0.25% of the fund's average daily net assets

No advisory fees have paid by the funds since the funds had not yet commenced operations as of the date of this SAI.

Pursuant to an Investment Management Agreement dated [May 1, 2007] (the Management Agreement), the adviser manages each fund's portfolio investments and reports to the board of trustees. With limited exception, each fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto. These expenses include, without limitation, expenses related to: the maintenance of the fund's books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports; and, legal services provided by the adviser or an affiliate of the adviser.

To help limit expenses, JPIA has contractually agreed to reimburse the Standard Class and Service Class shares of each Target Maturity Profile Fund to the extent that total annual fund operating expenses (excluding underlying fund fees and expenses) exceed 0.25% and []%, respectively. The waiver agreement will continue at least through April 30, 2008, and will renew automatically for one year terms unless the adviser provides written notice of termination to the Funds.

Sub-Advisers. As adviser, JPIA is primarily responsible for investment decisions affecting each of the funds under its management. However, JPIA has entered into sub-advisory agreements with several professional investment management firms. These firms provide some or substantially all of the investment advisory services required by a the funds, including day-to-day investment management of the funds' portfolios. Each sub-adviser makes investment decisions for its respective fund in accordance with that fund's investment objectives and places orders on behalf of that fund to effect those decisions. See the following table for more information about the sub-advisers and their fees:

                                                          Annual Fee Rate Based On Average Daily
Fund                               Sub-Adviser                       Net Asset Value
----                    --------------------------------- --------------------------------------
LVIP Cohen & Steers     Cohen & Steers Capital Management    0.55% on the first $150 million
Global Real Estate Fund (Cohen & Steers)                     0.45% on the next $100 million
                        280 Park Avenue                      0.35% in excess of $250 million
                        New York, New York 10017

LVIP Wilshire 2010 Wilshire Associates Incorporated 0.08% on the first $500 million*
Profile Fund       (Wilshire)                       0.06% on the next $500 million*
                   1299 Ocean Avenue, Suite 700     0.05% on $1 billion and less than $3
                   Santa Monica, California 90401   billion*
                                                    0.04% in excess of $3 billion*

LVIP Wilshire 2020 Wilshire Associates Incorporated 0.08% on the first $500 million*
Profile Fund       (Wilshire)                       0.06% on the next $500 million*
                   1299 Ocean Avenue, Suite 700     0.05% on $1 billion and less than $3
                   Santa Monica, California 90401   billion*
                                                    0.04% in excess of $3 billion*

LVIP Wilshire 2030 Wilshire Associates Incorporated 0.08% on the first $500 million*
Profile Fund       (Wilshire)                       0.06% on the next $500 million*
                   1299 Ocean Avenue, Suite 700     0.05% on $1 billion and less than $3
                   Santa Monica, California 90401   billion*
                                                    0.04% in excess of $3 billion*

LVIP Wilshire 2040 Wilshire Associates Incorporated 0.08% on the first $500 million*
Profile Fund       (Wilshire)                       0.06% on the next $500 million*
                   1299 Ocean Avenue, Suite 700     0.05% on $1 billion and less than $3
                   Santa Monica, California 90401   billion*
                                                    0.04% in excess of $3 billion*

* These fees are based on the combined assets of the Lincoln Profile Funds and the Lincoln Target Maturity Profile Funds.

No sub-advisory fees have been paid to any sub-adviser since the funds had not yet commenced operations as of the date of this SAI.

Cohen & Steers is a registered investment adviser and a Delaware Limited Liability Company. Established in 1986, Cohen is a leading global investment manager specializing in REITs, large cap, dividend growth and utility portfolios. As of December 31, 2006, Cohen had assets under management totaling approximately $[ ] billion.

Wilshire is controlled by Dennis A. Tito who beneficially owns a majority of the outstanding shares of the company. It is a global investment advisory firm that offers customized, institutionally based solutions to meet the investment needs of its clients. Wilshire was formed in 1972 and as of December 31, 2006, managed approximately $[ ] billion in assets.

Service marks. The service mark for the funds and the name Lincoln have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the adviser should not be the investment adviser of the funds.

In the prospectus and sales literature, the name Cohen & Steers will be used with the Global Real Estate Fund; and Wilshire will be used with the Target Maturity Profile Funds. The continued use of these names is subject to the right of the respective sub-adviser to withdraw its permission in the event it ceases to be the sub-adviser to the particular fund it advises.

Fund Expenses. Expenses specifically assumed by each fund under its advisory agreement include, among others, compensation and expenses of the members of the fund's board of trustees who are not interested persons of the fund; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. With the exception of the Target Maturity Profile Funds, the board of trustees has delegated to each Fund's adviser or sub-adviser, as appropriate, responsibility for voting any proxies relating to portfolio securities held by the Fund in accordance with the adviser's or sub-adviser's proxy voting policies and procedures. Summaries of the proxy voting policies and procedures to be followed by the Funds, the adviser and the sub-advisers on behalf of the Funds, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix B.

With respect to the Target Maturity Profile Funds (which are each a fund of funds), these Funds will vote the shares in the same proportion as the vote of all other holders of shares of the underlying fund, as described in
Section 12(d)(1)(E)(iii)(aa) of the 1940 Act. This type of proxy voting structure is commonly referred to as "echo voting".

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, when available, can be obtained (1) without charge, upon request, by call 1-800-4LINCOLN (454-6265); and (2) on the SEC's website at http:// www.sec.gov.

Portfolio Managers

The following provides information regarding each portfolio managers' other accounts managed, material conflicts of interests, compensation, and any ownership of securities in a fund. Each portfolio manager or team member is referred to in this section as a "portfolio manager." The portfolio managers are shown together in this section only for ease in presenting the information and should not be viewed for purposes of comparing the portfolio managers or the sub-advisory firms against one another. Each sub-advisory firm is a separate entity that may employ different compensation structures, may have different management requirements, and each portfolio manager may be affected by different conflicts of interest.

Other Accounts Managed

The following table provides information about other accounts for which each portfolio manager was primarily responsible as of December 31, 2006:

               Registered Investment    Other Pooled Investment
                    Companies                  Vehicles                 Other Accounts
               --------------------- ----------------------------- ------------------------
                           Total
Sub-Adviser     Number   Assets* in   Number                        Number
and Portfolio     of        the         of    Total Assets* in the    of     Total Assets*
Managers       Accounts   Accounts   Accounts       Accounts       Accounts in the Accounts
-------------  --------  ----------  -------- -------------------- -------- ---------------
Cohen & Steers
Joseph Harvey
David Oakes
Wilshire
Chip Castille
Victor Zhang

..  In millions of dollars

Other Accounts Managed with Performance-Based Advisory Fees

The following table provides information for other accounts managed by each portfolio manager, with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2006:

Sub-Adviser and Portfolio Number of Accounts  Total
Managers                  with Incentive Fees Assets
------------------------- ------------------- ------
     Cohen & Steers
     Joseph Harvey
     David Oakes
     Wilshire
     Chip Castille
     Victor Zhang

Material Conflicts of Interest

Cohen & Steers (Cohen & Steers Global Real Estate Fund)

[ to be provided]

Wilshire (Target Maturity Profile Funds)

Wilshire has a comprehensive compliance effort that is run independent of Wilshire Funds Management and both Mr. Castille and Mr. Zhang remain in accordance with all policies and procedures governing conflicts of interest. However, the management of personal and other accounts by a portfolio manager may give rise to potential conflicts of interest, and although Wilshire has a Code of Ethics that govern such trading, there is no assurance that the Code will adequately address all such conflicts.

Compensation Structures and Methods

Information regarding each portfolio manager's compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

Information regarding securities of each Lincoln VIP fund beneficially owned, if any, by portfolio managers is disclosed below. In order to own securities of a fund, a portfolio manager would need to own a Lincoln Life variable life insurance policy or variable annuity contract. Portfolio managers are not required to own securities of a fund. In addition, although the level of a portfolio manager's securities ownership may be an indicator of his or her confidence in the portfolio's investment strategy, it does not necessarily follow that a portfolio manager who owns few or no securities has any less confidence or is any less concerned about the applicable portfolio's performance.

Since the funds had not yet commenced operations as of the date of this SAI, no portfolio manager of any fund beneficially owned securities of any fund.

Administration Agreement

The funds have entered into an Administration Agreement (the Administration Agreement) with Lincoln National Life Insurance Company (Lincoln Life), pursuant to which Lincoln Life provides various administrative services necessary for the operation of the funds. These services include, among others: coordination of all service providers; providing personnel and office space; maintenance of each fund's books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities. As compensation for providing these administrative services, each fund pays Lincoln Life an annual fee of $25,000 plus the cost of certain support services provided to the funds such as legal and corporate secretary services.

Accounting Agreement

The funds have entered into an accounting services agreement (the Accounting Agreement) with Delaware Management Holdings, Inc., Delaware Service Company, Inc. (collectively "Delaware"), and Lincoln Life pursuant to which Delaware provides certain accounting services for the funds. Delaware and Lincoln Life are affiliates of the funds' adviser. Lincoln Life also serves as the funds' administrator. Services provided under the Accounting Agreement include, among others, the calculation and communication of the daily net asset values of each fund's shares, the determination of distributions to shareholders, and the resolution of daily pricing and custody discrepancies. For these services, the funds pay Delaware at the annual fee rates set forth in the following table. The fees are payable on a monthly basis.

                                        Annual Rate as a Percent of Average
 Fund                                   Daily Net Assets
 -------------------------------------  --------------------------------------
 LVIP Cohen & Steers Global Real        $87,000 on the first $100 million or
 Estate Fund                            minimum;
                                        0.0600% over $100 million to $5
                                        billion;
                                        0.0550% over $5 billion to $8 billion;
                                        0.0400% over $8 billion to $10
                                        billion; and
                                        0.0300% over $10 billion.
 LVIP Wilshire 2010 Profile Fund        $43,000 minimum
 LVIP Wilshire 2020 Profile Fund
 LVIP Wilshire 2030 Profile Fund
 LVIP Wilshire 2040 Profile Fund

Code of Ethics

The Trust, JPIA and the sub-advisers have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The board of trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of JPIA and the sub-advisers who regularly have access to information about securities purchase for the funds, to invest in securities for their own accounts. This could include securities that may be purchased by funds. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud upon the Fund. The Trust's Code of Ethics requires reporting to the board of trustees on compliance violations.

Description of Shares

The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The Trust's Certificate of Trust is on file with the Secretary of State of Delaware. The Trust's Declaration of Trust authorizes the board of trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust consists of [35] funds organized as separate series of shares. The Declaration of Trust authorizes the board of trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (Rule 12b-1) fee. The Trust's 12b-1 plan allows each fund to pay distribution fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The 12b-1 plan for the Service Class is discussed in the "Rule 12b-1 Plan" section of this SAI.

Each fund's shares (all classes) have no subscriptive or preemptive rights and only such conversion or exchange rights as the board of trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund.

Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual funds.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a trustee by the affirmative vote of two-thirds of the Trust's outstanding voting shares. In addition, the board of trustees will call a meeting of shareholders for the purpose of electing trustees if, at any time, less than a majority of the trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities

Each fund sells its shares of beneficial interest directly or indirectly to certain life insurance companies (Insurance Companies) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (collectively, Variable Contract). These Insurance Companies include (1) The Lincoln National Life Insurance Company (Lincoln Life), an Indiana insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802, and (2) except for the Special Opportunities Fund, Lincoln Life & Annuity Company of New York (Lincoln New
York), a New York insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802. As stated in the prospectus for the relevant Variable Contracts, Lincoln Life and Lincoln New York provide to contract owners of the Variable Contracts the right to direct the voting of fund shares at shareholder meetings, to the extent provided by law.

The Cohen & Steers Global Real Estate Fund may sell its shares directly to the Lincoln Profile Funds and the Lincoln Target Maturity Profile Funds (each, a fund of funds), series of the Trust the shares of which are owned by the Insurance Companies. As of the date of this SAI, the funds had no shares outstanding. The Lincoln Profile Funds and Lincoln Target Maturity Profile Funds will vote shares of funds that they hold in the same proportion as the vote of all other holders of shares of the fund, as is described by
Section 12(d)(1)(E)(iii)(aa) of the 1940 Act.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (the Plan) for the Service Class of shares of each fund. As previously noted, the Trust offers shares of beneficial interest to Insurance Companies for allocation to certain of their Variable Contracts. The Trust may pay the Insurance Companies or others, out of the assets of a Service Class, for activities primarily intended to sell Service Class shares or Variable Contracts offering Service Class shares. The Trust would pay each third-party for these services pursuant to a written agreement with that third-party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of contract owners or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay Insurance Companies, dealers or others for, among other things: service fees as defined under NASD rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each fund to pay to Insurance Companies or others, out of the assets of the Service Class, a monthly fee (the Plan Fee) not to exceed 0.35% per annum of the average daily net asset value of the Service Class shares of such Fund, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25%. The Plan Fee may be adjusted by the Trust's board of trustees from time to time. The Plan may not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.

No "interested person" or independent trustee of a fund had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The trustees of the Trust, including a majority of the independent trustees, have determined that, in the exercise of reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit each fund and contract owners of the Service Class of each fund. Each year, the Trustees must make this determination for the Plan to be continued.

No amounts have been paid under the Plan with respect to the funds as the funds had not yet commenced operations as of the date of this SAI.

Revenue Sharing

JPIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD"), and/or the funds' sub-advisers may pay compensation at their own expense, including the profits from the advisory fees JPIA receives from the funds or the sub-advisory fees the subadvisers receive from JPIA , to affiliated or unaffiliated brokers, dealers or other financial intermediaries ("financial intermediaries") in connection with the sale or retention of fund shares or the sales of insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of fund shares and the products that include the fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the funds. The additional payments may be based on factors, including level of sales, the funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the funds' shares and the products that contain the funds. JPIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities

A fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. In addition to the disclosure in the funds' prospectus under the "Net Asset Value" section, the value of a fund's investments is determined as follows.

Short-term Investments. For funds that own short-term investments which mature in less than 60 days, these instruments are valued at amortized cost. Such securities acquired with a remaining maturity of 61 days or more are valued at their fair value until the sixty-first day prior to maturity; thereafter, their cost for valuation purposes is deemed to be their fair value on such sixty-first day.

Options Trading. For those funds engaging in options trading, fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

Futures Contracts and Options. For those funds buying and selling futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.

Foreign Securities. For funds investing in foreign securities, the value of a foreign portfolio security held by a fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the fund's assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the fund.

Portfolio Holdings Disclosure

The Trust's board of trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a fund's portfolio securities is in the best interests of fund shareholders. In accordance with these policies and procedures, a Trust vice president or the vice president's designees will make shareholders reports or other regulatory filings containing a fund's portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the fund's shares, and affiliated persons of the fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

A Trust vice president or the vice president's designees may provide a fund's top-ten holdings immediately after each quarter-end to Lincoln Life and other insurance companies who include the funds in their products ("Insurance Companies"). All Insurance Companies must sign a confidentiality agreement acknowledging that any nonpublic portfolio information will be kept strictly confidential and that the nonpublic portfolio information is proprietary information of the funds. The Insurance Companies may include this information in marketing and other public materials (including via website posting) 15 days after the end of the quarter.

A Trust vice president or the vice president's designees may provide other portfolio holdings information 30 days following the end of each quarter to the Insurance Companies. All Insurance Companies must sign a confidentiality agreement acknowledging that any non-public portfolio information will be kept strictly confidential and that the non-public information is proprietary information of the funds. The Insurance Companies will distribute shareholder reports (annual and semi-annual) containing the portfolio holdings of the funds to contract owners in accordance with applicable laws and regulations. The Insurance Companies may make the portfolio information publicly available (including via website posting) 45 days after the end of the quarter.

A Trust vice president or the vice president's designees may also provide holdings information 30 days following the end of the quarterly reporting period under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement acknowledging that the non-public information will be kept strictly confidential and that the non-public portfolio information is proprietary information of the funds. These parties may disseminate the portfolio holdings information 60 days following the end of the quarter, which is after the SEC filings are made. These third parties presently are Anerich Massina & Associates and Ibbotson Associates.

A Trust vice president or the vice president's designees may provide, at any time, portfolio holdings information to: (a) fund service providers and affiliates, such as the funds' investment adviser, sub-advisers, custodian and auditor, to the extent necessary to perform services for the funds; and
(b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract. or fiduciary obligations.

The funds will disclose their portfolio holdings in public SEC filings. The Trust's board of trustees also may, on a case-by-case basis, authorize disclosure of the funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the funds, their investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the funds' portfolio holdings information.

Fund management is responsible for ensuring appropriate disclosure is made regarding these procedures in the funds' prospectus and/or SAI.

The Trust's board of trustees exercises oversight of these policies and procedures. In this regard, fund management will inform the trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of fund shareholders. The officers will consider any possible conflicts between the interest of fund shareholders, on the one hand, and those of the funds' investment adviser and other fund affiliates, on the other. Moreover, the funds' chief compliance officer will address the operation of the funds' procedures in the annual compliance report to the board and will recommend any remedial changes to the procedures.

Purchase and Redemption Information

Shares of a fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed by such investors only through variable annuity contracts or variable life contracts offered by Lincoln Life. Shares of the Cohen & Steers Global Real Estate Fund may also be purchased by the Lincoln Profile Funds and Lincoln Target Maturity Profile Funds, which invest their assets in other mutual funds. The offering price of each fund's shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent

All securities, cash and other similar assets of the funds are currently held in custody by Mellon Bank, N.A., One Mellon Center, Pittsburgh, Pennsylvania 15258.

The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the funds proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer agent functions for each fund.

Independent Registered Public Accounting Firm

The board of trustees has engaged Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, to serve as the Independent Registered Public Accounting Firm for the fund. In addition to the audits of the financial statements of the funds, other services provided include review and consultation connected with filings of annual reports and registration statements with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.

Financial Statements

Because the funds are new and has no operating history, no financial statements are yet available.

Taxes

Each fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If a fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

Each fund also intends to comply with diversification regulations under
Section 817(h) of the Code, that apply to mutual funds underlying variable contracts. Generally, a fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject a fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Since the only shareholders of the funds will be Lincoln Life and LNY, no discussion is stated herein as to the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the fund. State and local taxes vary.

APPENDIX A

Bond and Commercial Paper Ratings

Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

Moody's Investors Service, Inc.

Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corp.

AAA--This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1--Highest Quality;

Prime 2--Higher Quality;

Prime 3--High Quality.

(The funds will not invest in commercial paper rated Prime 3).

Standard & Poor's Corp.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Categories, as follows:

A--Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The funds will not invest in commercial paper rated A-3).

A--1 This designation indicates that the degree of safety regarding timely payment is very strong.

A--2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not overwhelming as for issues designated A-1.

APPENDIX B

Proxy Voting Guidelines

Cohen & Steers Capital Management

[to be provided]

APPENDIX C

Compensation Structures and Methodologies of Portfolio Managers

The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each portfolio manager as of December 31, 2006:

Cohen & Steers Capital Management (Cohen & Steers Global Real Estate Fund)

[to be provided]

Wilshire Associates Incorporated (Lincoln Target Maturity Profile Funds)

The manager's compensation is a salary and bonus. The salary is set each year and is commensurate with the contribution that the portfolio manager makers to his team, the investment process and to the overall success of the firm. A portion of the bonus is based on the performance of the funds management division and the company as a whole. Another portion of the bonus is based on the performance of the funds and the overall satisfaction of the client.

                           PART C - OTHER INFORMATION

Item 23 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

(c) 1. By-Laws of Lincoln Variable Insurance Products Trust Articles II, VII and VIII incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

   2. Agreement and Declaration of Trust of Lincoln Variable Insurance Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

(d) 1.(a) Form of Investment Management Agreement between the Lincoln Variable Insurance Products Trust and Jefferson Pilot Investment Advisory Corporation incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-70742) filed on December 21, 2006.

      (b) Form of Advisory Fee Waiver Agreement between LVIP Cohen & Steers Global Real Estate Fund and Jefferson Pilot Investment Advisory Corporation filed herein as Exhibit 23(d)(1)(b).

    2. Form of Sub-Advisory Agreement between Jefferson Pilot Investment Advisory Corporation and Cohen & Steers Capital Management, Inc. (Global Real Estate Fund) filed herein as Exhibit 23(d)(2)

    3. Form of Sub-Advisory Agreement between Jefferson Pilot Investment Advisory Corporation and Wilshire Associates Incorporated (Lincoln Target Maturity Profile Funds) filed herein as Exhibit 23(d)(3)

(e) N/A

(f) N/A

(g) 1. Form of Custody Agreement by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. dated April 30, 2003 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

   2. Form of Amendment effective May 1, 2005 to Custody Agreement by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

   3. Form of Amendment dated February 9, 2006 to Custody Agreement by and between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A. filed herein as Exhibit 23(g)(3). (To Be Filed by Amendment)

(h) 1. a. Form of Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

     b. Amendment effective March 1, 1999 to the Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

     c. Amendment dated January 1, 2001 to the Services Agreement dated August 15, 1996 between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-70742) filed on January 15, 2003.

     d. Assignment and Assumption Agreement effective April 30, 2003 between Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc., and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

     e. Form of Amendment to Services Agreement between Delaware Management Holdings, Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

     f. Form of Amendment to Services Agreement between Delaware Management Holdings, Delaware Service Company, Inc. and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

   2. Form of Trademark License Agreement between Lincoln National Corporation and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-70742) filed on January 15, 2003.

   3. a. Form of Fund Participation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

     b. Amendment effective May 1, 2003 to Fund Participation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

     c. Amendment effective May 1, 2005 to Fund Participation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

     d. Amendment effective April 1, 2006 to Fund Participation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

     e. Amendment effective November 1, 2006 to Fund Participation Agreement between The Lincoln National Life Insurance Company and Lincoln Variable Insurance Products Trust filed herein as Exhibit 23(h)(3)(e). (To Be Filed by Amendment)

   4. a. Form of Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4, 2003.

     b. Amendment dated May 1, 2004 to Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 18 (File 33-70742) filed on April 15, 2005.

     c. Amendment effective May 1, 2005 to Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

     d. Amendment effective October 1, 2006 to Fund Participation Agreement between Lincoln Life & Annuity Company of New York and Lincoln Variable Insurance Products Trust filed herein as Exhibit 23(h)(4)(d). (To Be Filed by Amendment)

   5. a. Form of Service Agreement between Jefferson Pilot Investment Advisory Corporation and The Lincoln National Life Insurance Company effective May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-70742) filed on April 7, 2004.

     b. Form of Amendment to Service Agreement between Jefferson Pilot Investment Advisory Corporation and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

   6. a. Form of Service Agreement between Jefferson Pilot Investment Advisory Corporation and Lincoln Life & Annuity Company of New York dated May 1, 2003 incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

     b. Form of Amendment to Service Agreement between Jefferson Pilot Investment Advisory Corporation and Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

   7. Form of Administration Agreement between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company dated January 1, 2005 and May 1, 2005 (as applicable) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5,
    2006.

   8. Form of Expense Limitation Agreement between Jefferson Pilot Investment Advisory Corporation and Lincoln Variable Insurance Products Trust effective May 1, 2007 filed herein as Exhibit 23(h)(8).

(i) Opinion of Counsel incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

(j) Consent of Independent Registered Public Accounting Firm (To Be Filed by Amendment)

(k) N/A

(l) N/A

(m) 1. Form of Service Class Distribution and Service Plan incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

    2. Form of Distribution Agreement dated January 1, 2006 between Lincoln Variable Insurance Products Trust and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment
       No. 19 (File No. 33-70742) filed on April 5, 2006.

    3. Form of Distribution Agreement dated January 1, 2006 between Lincoln Variable Insurance Products Trust and Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

(n) Form of Multiple Class Plan dated February 24, 2003 and May 1, 2005 (as applicable) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

(o) N/A

(p) 1. Code of Ethics for Lincoln Variable Insurance Products Trust dated March 6, 2006 incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-70742) filed on April 5, 2006.

   2. Code of Ethics for Jefferson Pilot Investment Advisory Corporation dated May 5, 2006 filed herein as Exhibit 23(p)(2) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-70742) filed on December 21, 2006.

   3. Code of Ethics for Cohen & Steers Capital Management, Inc. (Global Bond Real Estate Fund) dated April 26, 2005, filed herein as Exhibit 23(p)(3).

   4. Code of Ethics (Amended and Restated) for Wilshire Associates Incorporated dated January 2005 (Lincoln Target Maturity Profile Funds) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-70742) filed on April 15, 2005.

(q) Power of Attorney filed herein as Exhibit 23(q) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-70742) filed on December 21, 2006.

(r) Organizational Chart of Lincoln National Insurance Holding Company System

Item 24. Persons Controlled by or Under Common Control with Registrant

   See Management of the Funds and Purchase and Redemption of Fund Shares in the General Prospectus Disclosure forming Part A of this Registration Statement and Investment Adviser and Sub-Advisers in the Statement of Additional Information Disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln National Life Insurance Company for its Variable Annuity Accounts, C, L, N, Q, T and W; for its Flexible Premium Variable Life Accounts D, G, K, M, R and S; and for its Separate Account 33; and Lincoln Life & Annuity Company of New York for its Variable Annuity Accounts L and N; for its Flexible Premium Variable Life Accounts
   M, R and S, and for its LNY Separate Account 401 for Group Annuities. The Lincoln Profile Funds (Aggressive Profile Fund, Conservative Profile Fund, Moderate Profile Fund, Moderately Aggressive Profile Fund), a series of LVIP Trust, may also invest in other of the Trust's series of funds.

   No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 23(r) to this Registration Statement.

Item 25. Indemnification

   As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VI of the Trust's By-Laws [Exhibit (b) to the Registration Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public poilcy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

   Section 9 of the Investment Management Agreement (Exhibit (d)(1)(a) to the Registration Statement) limits the liability of Delaware Management Company
   (DMC) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by DMC of its respective obligations and duties under the agreement.

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26.  Business and Other Connections of Investment Adviser

Information pertaining to any business and other connections of Registrant's investment adviser, Jefferson Pilot Investment Advisory Corporation (JPIA), is hereby incorporated by referred from the section captioned Management of the Funds in the General Prospectus Disclosure forming Part A of this Registration Statement, the section captioned Investment Adviser and Sub-Advisers in the Statement of Additional Information (SAI) Disclosure forming Part B of this Registration Statement, and Item 7 of Part II of JPIA's Form ADV filed separately with the Securities and Exchange Commission. Information pertaining to any business and other connections of Registrant's Sub-Advisers (defined below) are incorporated by reference from the section captioned Management of the Funds of the General Prospectus Disclosure forming Part A of this Registration Statement and the section of the SAI Disclosure captioned Investment Adviser and Sub-Advisers forming Part B of this Registration Statement and Item 7 of Part II of the Form ADV of the Sub-Advisers filed separately with the Securities and Exchange Commission. The Sub-Advisers are the following: Cohen & Steers Capital Management and Wilshire Associates Incorporated.

The other business, profession, vocations, and employment of a substantial nature, during the past two years of the directors and officers of JPIA and the Sub-Advisers are hereby incorporated by reference respectively, from Schedules A and D of JPIA's Form ADV and from Schedules A and D of the Form ADVs of the Sub-Advisers.

Item 27. Principal Underwriters

     Not applicable.

Item 28.  Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) fo the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, IN 46802; the investment adviser, Jefferson Pilot Investment Advisory Corporation, One Granite Place, Concord, NH 03301; and the Sub-Advisers. The names and addresses of the Sub-Advisers are as follows:
Cohen & Steers Capital Management, 280 Park Avenue, New York, New York 10017; and Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401. Also, accounts, books, and other documents are ] maintained by Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square 2005 Market Street, Philadelphia, PA 19103, pursuant to an accounting services agreement with the Trust.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 16th day of January, 2007.

      LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

      By:   /s/ Kelly D. Clevenger
            ------------------------------------
            Kelly D. Clevenger
            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on January 16, 2007.


Signature                        Title
/s/ Kelly D. Clevenger           Chairman of the Board, President and Trustee
------------------------------   (Principal Executive Officer)
Kelly D. Clevenger

* /s/ William P. Flory, Jr.      Chief Accounting Officer
------------------------------   (Principal Accounting Officer and Principal Financial Officer)
William P. Flory, Jr.

*/s/ Gary D. Lemon               Trustee
------------------------------
Gary D. Lemon

*/s/ David H. Windley            Trustee
------------------------------
David H. Windley

*/s/ Nancy L. Frisby             Trustee
------------------------------
Nancy L. Frisby

*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella

*By: /s/ Cynthia A. Rose         Attorney-in-Fact
 ---------------------------
  Cynthia A. Rose